Provisions - Summary of Changes in Provisions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Noncurrent Provisions [Line Items]
At January 1, 2024	$ 35,328
At January 1, 2024	10,716
At December 31, 2023	18,204
At December 31, 2023	14,857
Restructuring
Disclosure Of Noncurrent Provisions [Line Items]
At January 1, 2024	35,263
Additional provisions recognized	34,159
Unwinding of discount effect	54
Reversal of non-utilized amounts	(2,363)
Amounts used during the year	(36,896)
Reclassifications	3,247
Exchange differences	(403)
At December 31, 2023	33,061
Non-current, Restructuring	14,857
Current, Restructuring	18,204
Decommissioning
Disclosure Of Noncurrent Provisions [Line Items]
At January 1, 2024	1,531
Reclassifications	(1,551)
Exchange differences	20
Legal Settlement
Disclosure Of Noncurrent Provisions [Line Items]
At January 1, 2024	9,250
Amounts used during the year	$ (9,250)